Investments in associates and joint ventures	12 Months Ended
Mar. 31, 2021
Investments in associates and joint ventures.
Investments in associates and joint ventures

 12. Investments in associates and joint arrangements

The Group holds interests in associates in Kenya and in India, where we have significant influence, as well as in a number of joint arrangements in the UK, Italy, the Netherlands, India and Australia, where we share control with one or more third parties. For further details see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 to the consolidated financial statements.

Accounting policies

Interests in joint arrangements

A joint arrangement is a contractual arrangement whereby the Group and other parties undertake an economic activity that is subject to joint control; that is, when the relevant activities that significantly affect the investee’s returns require the unanimous consent of the parties sharing control. Joint arrangements are either joint operations or joint ventures.

Gains or losses resulting from the contribution or sale of a subsidiary as part of the formation of a joint arrangement are recognised in respect of the Group’s entire equity holding in the subsidiary.

Joint operations

A joint operation is a joint arrangement whereby the parties that have joint control have the rights to the assets, and obligations for the liabilities, relating to the arrangement or that other facts and circumstances indicate that this is the case. The Group’s share of assets, liabilities, revenue, expenses and cash flows are combined with the equivalent items in the financial statements on a line-by-line basis.

Any goodwill arising on the acquisition of the Group’s interest in a joint operation is accounted for in accordance with the Group’s accounting policy for goodwill arising on the acquisition of a subsidiary.

Joint ventures

A joint venture is a joint arrangement whereby the parties that have joint control have the rights to the net assets of the arrangement.

At the date of acquisition, any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the joint venture is recognised as goodwill. The goodwill is included within the carrying amount of the investment.

The results and assets and liabilities of joint ventures, other than those joint ventures or part thereof that are held for sale (see note 7 “Discontinued operations and assets and liabilities held for sale”), are incorporated in the consolidated financial statements using the equity method of accounting. Under the equity method, investments in joint ventures are carried in the consolidated statement of financial position at cost adjusted for post-acquisition changes in the Group’s share of the net assets of the joint venture, less any impairment in the value of the investment. The Group’s share of post-tax profits or losses are recognised in the consolidated income statement. Losses of a joint venture in excess of the Group’s interest in that joint venture are recognised only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint venture.

Associates

An associate is an entity over which the Group has significant influence and that is neither a subsidiary nor an interest in a joint arrangement.

Significant influence is the power to participate in the financial and operating policy decisions of the investee but where the Group does not have control or joint control over those policies.

At the date of acquisition, any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the associate is recognised as goodwill. The goodwill is included within the carrying amount of the investment.

The results and assets and liabilities of associates are incorporated in the consolidated financial statements using the same equity method of accounting used for joint ventures, described above.

Joint operations

The Company’s principal joint operation has share capital consisting solely of ordinary shares and is indirectly held, and principally operates in the UK. The financial and operating activities of the operation are jointly controlled by the participating shareholders and are primarily designed for all but an insignificant amount of the output to be consumed by the shareholders.

		Country of	Percentage	Percentage
		incorporation or	shareholdings[1]	shareholdings[1]
Name of joint operation	Principal activity	registration	2021	2020
Cornerstone Telecommunications Infrastructure Limited	Network infrastructure	UK	50.0	50.0

Note:

1	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.

Joint ventures and associates

	2021	2020
	€m	€m
Investment in joint ventures	4,249	5,323
Investment in associates	421	508
31 March	4,670	5,831

Joint ventures

The financial and operating activities of the Group’s joint ventures are jointly controlled by the participating shareholders. The participating shareholders have rights to the net assets of the joint ventures through their equity shareholdings. Unless otherwise stated, the Company’s principal joint ventures all have share capital consisting solely of ordinary shares and are all indirectly held. The country of incorporation or registration of all joint ventures is also their principal place of operation.

On 26 November 2020, the Group announced the completion of the merger between Indus Towers Limited and Bharti Infratel Limited. (together 'Indus Towers Limited'), an entity listed on the National Stock Exchange of India and the Bombay Stock Exchange. Vodafone holds a 28.1% shareholding in Indus Towers Limited, an associate of the Group and so is included in the associates section of this note. Prior to this transaction, Vodafone held a 42.0% shareholding in Indus Towers Limited, a joint venture of the Group up to the merger date.

		Country of	Percentage	Percentage
		incorporation or	shareholdings[1]	shareholdings[1]
Name of joint venture	Principal activity	registration	2021	2020
Vodafone Idea Limited[2]	Network operator	India	44.4	44.4
VodafoneZiggo Group Holding B.V.	Network operator	Netherlands	50.0	50.0
Infrastructture Wireless Italiane (INWIT) S.p.A.[3]	Network infrastructure	Italy	33.2	37.5
TPG Telecom Limited[4]	Network operator	Australia	25.1	50.0
Indus Towers Limited	Network infrastructure	India	0	42.0

Notes:

1	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.
2

At 31 March 2021 the fair value of the Group’s interest in Vodafone Idea Limited was INR 118 billion (€1,373 million) (2020: INR 40 billion (€476 million)) based on the quoted share price on the National Stock Exchange of India.

3	At 31 March 2021 the fair value of the Group’s interest in INWIT S.p.A.was €3,026 million (2020: €3,345 million) based on the quoted share price on the Milan Stock Exchange.
4

On 26 June 2020, Vodafone Hutchison Australia Pty Limited and TPG Telecom Limited completed their merger. The merged entity was admitted to the Australian Securities Exchange ('ASX') on 30 June 2020 and is known as TPG Telecom Limited. At 31 March 2021 the fair value of the Group's interest in TPG Telecom Limited was AUD 2,948 million (€1,911 million), based on the quoted share price on ASX.

Vodafone Idea Limited

The Group’s carrying value in Vodafone Idea Limited (‘VIL’) reduced to €nil at 30 September 2019. The Group’s share of VIL’s losses not recognised at 31 March 2021 is €3,562 million (31 March 2020: €1,804 million). Significant uncertainties exist in relation to VIL’s ability to generate the cash flow it requires to settle or its ability to refinance its liabilities and guarantees as they fall due, including those relating to the AGR judgement (see note 29 “Contingent liabilities and legal proceedings”).

The value of the Group’s 28.1% shareholding in Indus Towers Limited is, in part, dependent on the income generated by Indus Towers Limited from tower rentals to major customers, including VIL. Any inability of these major customers to pay such amounts in the future may result in an impairment in the carrying value (31 March 2021: €1.3 billion) of the Group’s investment in Indus Towers Limited.

TPG Telecom Limited / Vodafone Hutchison Australia Pty Limited

On 26 June 2020, Vodafone Hutchison Australia Pty Limited (‘VHA’) and TPG Telecom Limited (‘TPG’) completed their merger to establish a fully integrated telecommunications operator in Australia. The merged entity was admitted to the Australian Securities Exchange (‘ASX’) on 30 June 2020 and is known as TPG Telecom Limited. Vodafone and Hutchison Telecommunications (Australia) Limited each own an economic interest of 25.05% in the merged unit, with the remaining 49.9% listed as free float on the ASX. The Group recorded a gain of €1,043 million in relation to the merger, which is reported in Other income/(expense) within the Consolidated income statement. The financial information presented in the tables below includes debt held within the structure that holds the Group’s interest in TPG.

The following table provides aggregated financial information for the Group’s joint ventures as it relates to the amounts recognised in the income statement, statement of comprehensive income and statement of financial position.

				(Loss)/profit from
	Investment in joint ventures			continuing operations[2]
	2021	2020	2021	2020	2019
	€m	€m	€m	€m	€m
Vodafone Idea Limited	0	—	0	(2,546)	(903)
VodafoneZiggo Group Holding B.V.	1,190	1,630	(232)	(64)	(239)
INWIT S.p.A.	2,920	3,345	3	—	—
TPG Telecom Limited[1]	104	(466)	98	(35)	(23)
Indus Towers Limited	0	766	0	19	55
Other	35	48	(15)	(125)	(14)
Total	4,249	5,323	(146)	(2,751)	(1,124)

Notes:

1Amounts presented reflect Vodafone Hutchison Australia Pty Limited results only until the date of the merger with TPG Telecom Limited on 26 June 2020, subsequent of which the combined results are presented.

2Total Other comprehensive (expense)/income is not materially different to (loss)/profit from continuing operations.

Summarised financial information

Summarised financial information for each of the Group’s material joint ventures on a 100% ownership basis is set out below.

Financial information is presented for Vodafone Idea Limited (‘VIL’) for the six month period to, and as at 30 September 2020 on the basis that full-year information in relation to VIL has not been released at the date of approval of these financial statements and as such is market sensitive for VIL. As disclosed above, the Group’s investment in VIL was reduced to €nil in the prior financial year and the Group has not recorded any profit or loss in respect of its share of VIL’s results since that date.

	INWIT S.p.A.			VodafoneZiggo Group Holding B.V.			TPG Telecom Limited
	2021	2020	2021	2020	2019	2021	2020	2019
	€m	€m	€m	€m	€m	€m	€m	€m
Income statement
Revenue	562	—	4,010	3,948	3,868	3,010	2,108	2,290
Operating expenses	(46)	—	(2,058)	(2,163)	(2,169)	(2,096)	(1,489)	(1,634)
Depreciation and amortisation	(398)	—	(1,658)	(1,528)	(2,012)	(769)	(508)	(494)
Other income	0	—	25	—	—	0	—	—
Operating profit/(loss)	118	—	319	257	(313)	145	111	162
Interest income	0	—	0	—	—	1	4	3
Interest expense	(101)	—	(658)	(343)	(602)	(201)	(256)	(240)
Profit/(loss) before tax	17	—	(339)	(86)	(915)	(55)	(141)	(75)
Income tax	(7)	—	(125)	(42)	437	495	—	—
Profit/(loss) from continuing operations[1]	10	—	(464)	(128)	(478)	440	(141)	(75)

	Vodafone Idea Limited
	2021	2020	2019
	€m	€m	€m
Income statement
Revenue	2,515	5,704	3,379
Operating expenses	(1,689)	(4,938)	(2,999)
Depreciation and amortisation	(1,255)	(2,426)	(1,364)
Other expense	(1,079)	(6,627)	(253)
Operating loss	(1,508)	(8,287)	(1,237)
Interest income	24	147	56
Interest expense	(870)	(1,740)	(817)
Loss before tax	(2,354)	(9,880)	(1,998)
Income tax	0	—	1
Loss from continuing operations[1]	(2,354)	(9,880)	(1,997)

Note:

1	Total Other comprehensive income/(expense) is not materially different to profit/(loss) from continuing operations.

	INWIT S.p.A.		VodafoneZiggo Group Holding B.V.		TPG Telecom Limited
	2021	2020	2021	2020	2021	2020
	€m	€m	€m	€m	€m	€m
Statement of financial position
Non-current assets	14,422	14,517	16,978	17,745	10,272	2,965
Current assets	256	288	911	752	679	767
Total assets	14,678	14,805	17,889	18,497	10,951	3,732
Equity shareholders’ funds	8,801	8,917	2,380	3,260	3,121	(2,047)
Non-current liabilities	5,536	4,907	13,025	12,974	6,884	5,146
Current liabilities	341	981	2,484	2,263	946	633
Cash and cash equivalents within current assets	120	40	330	116	268	196
Non-current liabilities excluding trade and other payables and provisions	5,314	4,684	12,466	12,550	6,825	5,137
Current liabilities excluding trade and other payables and provisions	185	218	1,154	1,108	83	124

	Vodafone Idea Limited[1]
	2021	2020
	€m	€m
Statement of financial position
Non-current assets	19,387	21,240
Current assets	2,548	3,235
Total assets	21,935	24,475
Equity shareholders’ funds	(5,615)	(3,475)
Non-current liabilities	21,749	15,835
Current liabilities	5,801	12,115
Cash and cash equivalents within current assets	200	320
Non-current liabilities excluding trade and other payables and provisions	14,992	15,790
Current liabilities excluding trade and other payables and provisions	2,917	2,979

Notes:

1Includes certain amounts subject to an adjustment mechanism agreed as part of the formation of Vodafone Idea Limited. See note 29 “Contingent liabilities and legal proceedings” for more detail.

The Group received dividends in the year ended 31 March 2021 from VodafoneZiggo Group Holding B.V. of €209 million (2020: €148 million, 2019: €200 million) and from INWIT S.p.A of €42 million (2020: €nil).

Reconciliation of summarised financial information

The reconciliation of summarised financial information presented to the carrying amount of our interest in joint ventures is set out below:

	INWIT S.p.A.		VodafoneZiggo Group Holding B.V.			TPG Telecom Limited
	2021	2020	2021	2020	2019	2021	2020	2019
	€m	€m	€m	€m	€m	€m	€m	€m
Equity shareholders’ funds/(deficit)	8,801	8,917	2,380	3,260		3,121	(2,047)
Interest in joint ventures[1]	2,920	3,345	1,190	1,630		50	(1,024)
Impairment	0	—	0	—		0	—
Goodwill	0	—	0	—		54	94
Transferred to assets held for sale	0	—	0	—		0	412
Investment proportion not recognised	0	—	0	—		0	52
Carrying value	2,920	3,345	1,190	1,630		104	(466)

Profit/(loss) from continuing operations	10	—	(464)	(128)	(478)	440	(141)	(75)
Share of profit/(loss)[1]	3	—	(232)	(64)	(239)	98	(70)	(38)
Profit/(loss) proportion not recognised	0	—	0	—	—	0	35	15
Share of profit/(loss)	3	—	(232)	(64)	(239)	98	(35)	(23)

	Vodafone Idea Limited
	2021	2020	2019
	€m	€m	€m
Equity shareholders’ funds/(deficit)	(5,615)	(3,475)
Interest in joint ventures[1]	(2,493)	(1,543)
Impairment	(250)	(261)
Goodwill	0	—
Transferred to assets held for sale	0	—
Investment proportion not recognised	2,743	1,804
Carrying value	0	—
(Loss)/profit from continuing operations	(2,354)	(9,880)	(1,997)
Share of (loss)/profit[1]	(1,045)	(4,386)	(903)
(Loss)/profit proportion not recognised	1,045	1,840	—
Share of (loss)/profit	0	(2,546)	(903)

Note:

1The Group’s effective ownership percentages of Vodafone Idea Limited, VodafoneZiggo Group Holding B.V., Inwit S.p.A. and TPG Telecom Limited are 44.4%,  50.0%, 33.2% and 25.1% respectively, rounded to the nearest tenth of one percent.

Associates

Unless otherwise stated, the Company’s principal associates all have share capital consisting solely of ordinary shares and are all indirectly held. The country of incorporation or registration of all associates is also their principal place of operation.

Financial information for Indus Towers Limited, including comparative periods previously reported in the Joint Venture section of this note, is disclosed here following the completion of the merger described on page 158.

		Country of	Percentage	Percentage
		incorporation or	shareholding[1]	shareholding[1]
Name of associate	Principal activity	registration	2021	2020
Indus Towers Limited[2]	Network infrastructure	India	28.1	—
Safaricom Limited[3]	Network operator	Kenya	40.0	40.0

Notes:

1	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.
2	At 31 March 2021, the fair value of the Group’s interest in Indus Towers Limited was INR 186 billion (€2,161 million) based on the closing quoted share price on the National Stock Exchange of India.
3

At 31 March 2021, the fair value of the Group’s interest in Safaricom Limited was KES 580 billion (€4,513 million) (2020: KES 423 billion (€3,672 million)) based on the closing quoted share price on the Nairobi Stock Exchange. The Group also holds two non-voting shares.

The following table provides aggregated financial information for the Group’s associates as it relates to the amounts recognised in the income statement, statement of comprehensive income and consolidated statement of financial position.

	Investment in associates		Profit from continuing operations[1]
	2021	2020	2021	2020	2019
	€m	€m	€m	€m	€m
Safaricom Limited	421	488	217	247	214
Indus Towers Limited[1]	0	—	274	—	—
Other	0	20	(3)	(1)	2
Total	421	508	488	246	216

Note:

1	The Group’s interest in Indus Towers Limited was classified as held for sale at 31 March 2021. See note 7 “Discontinued operations and assets and liabilities held for sale”.

	Safaricom Limited			Indus Towers Limited
	2021	2020	2019	2021	2020	2019
	€m	€m	€m	€m	€m	€m
Income statement
Revenue	2,083	2,310	2,140	2,421	2,365	2,227
Operating expenses	(1,030)	(1,122)	(1,078)	(1,247)	(1,336)	(1,438)
Depreciation and amortisation	(299)	(295)	(301)	(477)	(268)	(305)
Other income/(expense)	0	—	—	412	(592)	—
Operating profit	754	893	761	1,109	169	484
Interest income	12	26	20	61	32	11
Interest expense	(27)	(18)	(1)	(194)	(196)	(79)
Profit before tax	739	901	780	976	5	416
Income tax	(197)	(282)	(245)	(168)	39	(238)
Profit from continuing operations and total comprehensive income	542	619	535	808	44	178

Statement of financial position
Non-current assets	1,333	1,398		5,271	2,448
Current assets	438	424		1,198	562
Total assets	1,771	1,822		6,469	3,010
Equity shareholders' funds	1,045	1,212		3,083	566
Non-current liabilities	131	119		1,936	1,327
Current liabilities	595	491		1,450	1,117
Cash and cash equivalents within current assets	208	234		230	16
Non-current liabilities excluding trade and other payables and provisions	93	101		1,656	1,095
Current liabilities excluding trade and other payables and provisions	149	99		906	658

The reconciliation of summarised financial information presented to the carrying amount of our interest in the associate is set out below.

	Safaricom Limited			Indus Towers Limited
	2021	2020	2019	2021	2020	2019
	€m	€m	€m	€m	€m	€m
Equity shareholders' funds	1,045	1,212		3,083	566
Interest in joint ventures	418	485		867	238
Impairment	0	—		0	—
Goodwill	3	3		342	528
Transferred to assets held for sale	0	—		(1,257)	—
Investment proportion not recognised	0	—		48	—
Carrying value	421	488		0	766

Profit from continuing operations	542	619	535	808	44	178
Share of profit	217	247	214	306	19	75
(Loss)/profit proportion not recognised	0	—	—	(32)	—	(20)
Share of (loss)/profit	217	247	214	274	19	55

The Group received a dividend from Indus Towers Limited of €201 million (2020: €nil, 2019: €141 million) in the year ended 31 March 2021 and a dividend from Safaricom Limited of €171m (2020: €261m).